SHARE CAPITAL - Restricted and Deferred Share Unit Plan Activity (Details) - shares	2 Months Ended		12 Months Ended
	Mar. 14, 2024	Mar. 12, 2024	Dec. 31, 2023	Dec. 31, 2022
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning (in shares)	701,755	701,755	465,642	0
Granted (in shares)			731,543	772,170
Settled (in shares)			(464,159)	(236,301)
Forfeited (in shares)			(31,271)	(70,227)
Outstanding, ending (in share)			701,755	465,642
RSUs | Subsequent Event
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)		2,051,374
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning (in shares)	342,465	342,465	175,091	0
Granted (in shares)			167,374	175,091
Settled (in shares)			0	0
Forfeited (in shares)			0	0
Outstanding, ending (in share)			342,465	175,091
DSUs | Subsequent Event
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	344,993